Dividends	6 Months Ended
Dec. 31, 2020
Dividends
Dividends

12         Dividends

No dividend has been paid by the Company during the six month period ended 31 December 2020 (six months ended 31 December 2019: £nil). A semi-annual dividend of $14,665,000, equivalent to $0.09 per share, was paid on 7 January 2021. The pounds sterling equivalent was £10,718,000.